Remuneration System for the Management Board and Employees of the Group - Summary of Management Board Remuneration (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	€ 3,201,876	€ 3,841,505
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	414,726	445,890
Total Share-Based Payment (IAS 24.17 (e))	3,112,212	2,168,620
Total Compensation	6,728,814	6,456,015
Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,663,409	1,685,429
Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	141,203	1,094,207
One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,397,264	1,061,869
Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	414,726	445,890
One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	1,484,023	0
2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	197,623
2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	2,446	11,188
2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	44,914	81,178
2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	143,067	319,822
2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	346,545	528,213
2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	414,825	0
2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	270,633	412,492
April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	405,759
2012 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	618,104
Dr Simon Moroney [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,030,071	904,932
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	158,788	149,567
Total Share-Based Payment (IAS 24.17 (e))	1,061,195	814,259
Total Compensation	2,250,054	1,868,758
Dr Simon Moroney [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	542,074	500,876
Dr Simon Moroney [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	32,654	35,912
Dr Simon Moroney [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	455,343	368,144
Dr Simon Moroney [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	158,788	149,567
Dr Simon Moroney [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	483,616	0
Dr Simon Moroney [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	58,224
Dr Simon Moroney [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	202,349
Dr Simon Moroney [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	1,452	22,460
Dr Simon Moroney [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	26,657	67,635
Dr Simon Moroney [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	86,435	171,688
Dr Simon Moroney [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	104,449	163,906
Dr Simon Moroney [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	140,040	0
Dr Simon Moroney [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	81,566	127,997
Dr Simon Moroney [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	136,980	0
Jens Holstein [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	786,837	689,456
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	111,233	99,949
Total Share-Based Payment (IAS 24.17 (e))	737,806	563,670
Total Compensation	1,635,876	1,353,075
Jens Holstein [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	402,235	372,652
Jens Holstein [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	46,725	42,905
Jens Holstein [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	337,877	273,899
Jens Holstein [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	111,233	99,949
Jens Holstein [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	358,857	0
Jens Holstein [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	59,641
Jens Holstein [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	138,585
Jens Holstein [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	994	15,383
Jens Holstein [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	18,257	46,324
Jens Holstein [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	56,632	112,481
Jens Holstein [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	68,437	107,395
Jens Holstein [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	91,595	0
Jens Holstein [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	53,441	83,861
Jens Holstein [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	89,593	0
Dr Malte Peters [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	762,565	1,057,047
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	76,190	60,967
Total Share-Based Payment (IAS 24.17 (e))	657,966	191,256
Total Compensation	1,496,721	1,309,270
Dr Malte Peters [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	397,800	281,500
Dr Malte Peters [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	30,613	568,644
Dr Malte Peters [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	334,152	206,903
Dr Malte Peters [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	76,190	60,967
Dr Malte Peters [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	354,900
Dr Malte Peters [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	68,437	107,395
Dr Malte Peters [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	91,595	0
Dr Malte Peters [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	53,441	83,861
Dr Malte Peters [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	89,593	0
Dr Markus Enzelberger [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	622,403	743,544
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	68,515	29,186
Total Share-Based Payment (IAS 24.17 (e))	655,245	122,854
Total Compensation	1,346,163	895,584
Dr Markus Enzelberger [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	321,300	204,698
Dr Markus Enzelberger [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	31,211	417,158
Dr Markus Enzelberger [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	269,892	121,688
Dr Markus Enzelberger [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	68,515	29,186
Dr Markus Enzelberger [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	286,650
Dr Markus Enzelberger [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	105,222	68,979
Dr Markus Enzelberger [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	91,595	0
Dr Markus Enzelberger [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	82,185	53,875
Dr Markus Enzelberger [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	89,593	0
Dr Markus Enzelberger [member] | 2012 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	€ 0	0
Dr. Marlies Sproll [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		310,622
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))		77,976
Total Share-Based Payment (IAS 24.17 (e))		496,088
Total Compensation		884,686
Dr. Marlies Sproll [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		222,450
Dr. Marlies Sproll [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		20,427
Dr. Marlies Sproll [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		67,745
Dr. Marlies Sproll [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))		77,976
Dr. Marlies Sproll [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		0
Dr. Marlies Sproll [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		39,879
Dr. Marlies Sproll [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		15,383
Dr. Marlies Sproll [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		46,324
Dr. Marlies Sproll [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		112,481
Dr. Marlies Sproll [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		80,538
Dr. Marlies Sproll [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		0
Dr. Marlies Sproll [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		62,898
Dr. Marlies Sproll [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		0
Dr. Marlies Sproll [member] | 2012 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		138,585
Dr Arndt Schottelius [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		135,904
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))		28,245
Total Share-Based Payment (IAS 24.17 (e))		(19,507)
Total Compensation		144,642
Dr Arndt Schottelius [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		103,253
Dr Arndt Schottelius [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		9,161
Dr Arndt Schottelius [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		23,490
Dr Arndt Schottelius [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))		28,245
Dr Arndt Schottelius [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		0
Dr Arndt Schottelius [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		39,879
Dr Arndt Schottelius [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		(42,038)
Dr Arndt Schottelius [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		(79,105)
Dr Arndt Schottelius [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		(76,828)
Dr Arndt Schottelius [member] | 2012 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		€ 138,585